Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of weighted combination of applicable rates
Tax Exemption Period	Reduced Tax Period	Rate of Reduced Tax	Percent of Foreign Ownership
2/10 years	5/0 years	25%	0-25%
2/10 years	8/0 years	25%	25-49%
2/10 years	8/0 years	20%	49-74%
2/10 years	8/0 years	15%	74-90%
2/10 years	8/0 years	10%	90-100%

Schedule of deferred tax liabilities and assets
	Statements of profit or loss
	Year ended December 31,
	2022	2021	2020
	U.S Dollars in thousands

Deferred tax assets:

Carryforward tax losses	-	-	(1,330)
Employee benefits

Deferred tax income (expenses)	-	-	(1,330)

Deferred tax assets, net

Schedule of current taxes on income
	Year ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands
Current taxes	$62	$345	$95
Deferred tax expenses (income)	-	-	1,330
Taxes in respect of prior years	-		-

Taxes on income	$62	345	$1,425

Schedule of reconciliation of taxes on profit loss
Year ended December 31
2020
U.S. Dollars in thousands
Gain before taxes on income	$18,565
Statutory tax rate	23%
Tax calculated using the statutory tax rate	4,270

Increase (decrease) in taxes resulting from permanent differences - the tax effect:

Adjustment of deferred tax balances following a change in tax rates
Taxable income with preferred income tax rates by virtue of the Encouragement Law	(3,082)
Tax exempt income, income subject to special tax rates and nondeductible expenses and other	(303)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	441
Increase in unrecognized tax losses in the year	-
Prior year taxes	-
Other	99

Tax on income	$1,425
Effective tax rate	7.7%